Columbia AMT-Free Tax-Exempt Bond Fund
Prospectus Supplement – Feb. 1, 2012
to the Prospectuses, as supplemented, of the following fund:
Fund	Prospectuses Dated
Columbia AMT-Free Tax-Exempt Bond Fund	1/28/2011
The following changes are hereby made to the prospectuses of the Fund:

FEES AND EXPENSES OF THE FUND
The fee and expense table in the section entitled “Fees and Expenses of the Fund” is hereby replaced with the following:
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia AMT-Free Tax-Exempt Bond Fund	Class A	Class B	Class C	Class Z
Shareholder Fees Column [Text]	Class A	Class B	Class C	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.75%	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1.00%	5.00%	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Columbia AMT-Free Tax-Exempt Bond Fund		Class A	Class B	Class C	Class Z
Operating Expenses Column [Text]		Class A	Class B	Class C	Class Z
Management fees		0.41%	0.41%	0.41%	0.41%
Distribution and/or service (12b-1) fees		0.25%	1.00%	1.00%	none
Other expenses		0.16%	0.16%	0.16%	0.16%
Total annual fund operating expenses		0.82%	1.57%	1.57%	0.57%
Less: Fee waiver/expense reimbursement	[1]	(0.03%)	(0.03%)	(0.03%)	(0.03%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[1]	0.79%	1.54%	1.54%	0.54%
[1]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until March 31, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not, subject to applicable exclusions, exceed the annual rates of 0.79% for Class A, 1.54% for Class B, 1.54% for Class C and 0.54% for Class Z.

The Example in the section entitled “Fees and Expenses of the Fund” is hereby replaced with the following:
Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Columbia AMT-Free Tax-Exempt Bond Fund (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class A	Class A (whether or not shares are redeemed)	552	722	906	1,442
Class B	Class B (if shares are redeemed)	657	793	1,053	1,667
Class C	Class C (if shares are redeemed)	257	493	853	1,870
Class Z	Class Z (whether or not shares are redeemed)	55	180	316	714

Expense Example, No Redemption Columbia AMT-Free Tax-Exempt Bond Fund (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class B	Class B (if shares are not redeemed)	157	493	853	1,667
Class C	Class C (if shares are not redeemed)	157	493	853	1,870